Risk management and management of capital (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management and Management of Capital [Abstract]
Disclosure of nature and extent of risks arising from financial instruments	The table below shows the net average currency exposure and the effects of a 10% change in foreign exchange rates on the exposure of the group as of the end of the period.

December 31, 2025	EUR	USD	GBP	Other	Total Exposure
Net average currency exposure ...................	11	22	13	12	58
Effect of 10% change ......................................	(1)	(2)	(1)	(1)	(6)

December 31, 2024	EUR	USD	GBP	Other	Total Exposure
Net average currency exposure ...................	18	14	10	22	63
Effect of 10% change ......................................	(2)	(1)	(1)	(2)	(6)

December 31, 2023	EUR	USD	GBP	Other	Total Exposure
Net average currency exposure ...................	29	11	4	28	72
Effect of 10% change ......................................	(3)	(1)	—	(3)	(7)
The table below shows the change in the EVE after applying a parallel shift to the yield curve.

December 31, 2025	SEK	EUR	USD	GBP	Other	Total Exposure
-200 bps parallel shift in interest rates ......................................................	10	(28)	10	6	1	(1)
200 bps parallel shift in interest rates ......................................................	(10)	26	(9)	(6)	(1)	1

December 31, 2024	SEK	EUR	USD	GBP	Other	Total Exposure
-200 bps parallel shift in interest rates ......................................................	4	(34)	3	6	1	(20)
200 bps parallel shift in interest rates ......................................................	(4)	32	(2)	(6)	(1)	19

December 31, 2023	SEK	EUR	USD	GBP	Other	Total Exposure
-200 bps parallel shift in interest rates ......................................................	5	(43)	5	4	—	(29)
200 bps parallel shift in interest rates ......................................................	(5)	41	(5)	(4)	—	27

Disclosure of maturity analysis for non-derivative financial liabilities	The tables below show the undiscounted funding obligations including interest by contractual maturity:

December 31, 2025	<12 months	1-5 years	>5 years	Total
Consumer deposits ............................................................	$11,043	$2,294	$—	$13,337
Notes payable and other borrowings .............................	450	876	240	$1,565
Lease liabilities ...................................................................	26	54	5	85
Total ......................................................................................	$11,518	$3,224	$245	$14,987

December 31, 2024	<12 months	1-5 years	>5 years	Total
Consumer deposits ............................................................	$7,681	$2,109	$—	$9,790
Notes payable and other borrowings .............................	234	219	245	698
Lease liabilities ...................................................................	23	61	9	93
Total .......................................................................................	$7,938	$2,389	$254	$10,581